Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2015

Collection Period Start	1-Sep-15	Distribution Date	15-Oct-15
Collection Period End	30-Sep-15	30/360 Days	30
Beg. of Interest Period	15-Sep-15	Actual/360 Days	30
End of Interest Period	15-Oct-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	845,708,826.37	828,739,506.54	0.9281881
Total Securities		892,857,285.72	845,708,826.37	828,739,506.54	0.9281881
Class A-1 Notes	0.400000%	91,000,000.00	43,851,540.65	26,882,220.82	0.2954090
Class A-2a Notes	0.990000%	135,000,000.00	135,000,000.00	135,000,000.00	1.0000000
Class A-2b Notes	0.556550%	197,000,000.00	197,000,000.00	197,000,000.00	1.0000000
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	16,969,319.83	14,617.18	186.4760421	0.1606284
Class A-2a Notes	0.00	111,375.00	0.0000000	0.8250000
Class A-2b Notes	0.00	91,366.96	0.0000000	0.4637917
Class A-3 Notes	0.00	294,000.00	0.0000000	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,969,319.83	610,109.14

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,043,395.97
Monthly Interest				3,504,127.76
Total Monthly Payments				14,547,523.73

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				487,022.01
Aggregate Sales Proceeds Advance				1,295,272.43
Total Advances				1,782,294.44

Vehicle Disposition Proceeds:
Reallocation Payments				1,574,589.21
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,090,410.49
Excess Wear and Tear and Excess Mileage				502.01
Remaining Payoffs				0.00
Net Insurance Proceeds				547,017.05
Residual Value Surplus				52,457.83
Total Collections				23,594,794.76

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,353,993.21			79
Involuntary Repossession	99,229.00			6
Voluntary Repossession	100,741.00			6
Full Termination	-			-
Bankruptcy	20,626.00			1
Insurance Payoff		540,686.72		26
Customer Payoff			59,408.07	3
Grounding Dealer Payoff			3,503,173.22	148
Dealer Purchase			1,434,254.98	60
Total	1,574,589.21	540,686.72	4,996,836.27	329

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,837	1,006,620,857.34	7.00000%	845,708,826.37
Total Depreciation Received		(12,985,724.85)		(9,851,597.89)
Principal Amount of Gross Losses	(55)	(1,321,682.63)		(1,133,096.90)
Repurchase / Reallocation	0	-		-
Early Terminations	(14)	(324,529.33)		(272,613.27)
Scheduled Terminations	(295)	(6,572,349.91)		(5,712,011.77)
Pool Balance - End of Period	43,473	985,416,570.62		828,739,506.54

Remaining Pool Balance
Lease Payment				297,633,464.95
Residual Value				531,106,041.59
Total				828,739,506.54

III. DISTRIBUTIONS

Total Collections					23,594,794.76
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					23,594,794.76

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					351,400.08
3. Reimbursement of Sales Proceeds Advance					907,156.95
4. Servicing Fee:
Servicing Fee Due					704,757.36
Servicing Fee Paid					704,757.36
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,963,314.39

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					14,617.18

Class A-1 Notes Monthly Interest Paid					14,617.18
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					111,375.00

Class A-2 Notes Monthly Interest Paid					111,375.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					91,366.96

Class A-2 Notes Monthly Interest Paid					91,366.96
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	610,109.14
Total Note and Certificate Monthly Interest Paid	610,109.14
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	21,021,371.23

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	16,969,319.83

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	16,969,319.83
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,052,051.40

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,286.43
Required Reserve Account Amount		13,392,859.29
Beginning Reserve Account Balance		13,392,859.29
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,392,859.29
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,052,051.40
Gross Reserve Account Balance		17,444,910.69
Remaining Available Collections Released to Seller		4,052,051.40
Total Ending Reserve Account Balance		13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity		21.13
Monthly Prepayment Speed		55%
Lifetime Prepayment Speed		50%

	$	units
Recoveries of Defaulted and Casualty Receivables	768,081.05
Securitization Value of Gross Losses and Casualty Receivables	1,133,096.90	55
Aggregate Defaulted and Casualty Gain (Loss)	(365,015.85)
Pool Balance at Beginning of Collection Period	845,708,826.37
Net Loss Ratio	-0.0432%

Cumulative Net Losses for all Periods	0.0355%	316,850.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,727,774.82	238
61-90 Days Delinquent	903,681.95	48
91-120+ Days Delinquent	285,356.28	14
Total Delinquent Receivables:	5,916,813.05	300
60+ Days Delinquencies as Percentage of Receivables	0.14%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,318,138.00	78
Securitization Value	1,362,732.96
Aggregate Residual Gain (Loss)	(44,594.96)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,950,658.08	177
Cumulative Securitization Value	3,170,392.14
Cumulative Residual Gain (Loss)	(219,734.06)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,548,438.55
Reimbursement of Outstanding Advance		907,156.95
Additional Advances for current period		1,295,272.43
Ending Balance of Residual Advance		1,936,554.03

Beginning Balance of Payment Advance		1,074,292.81
Reimbursement of Outstanding Payment Advance		351,400.08
Additional Payment Advances for current period		487,022.01
Ending Balance of Payment Advance		1,209,914.74

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No